Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Inventories [Line Items]
Work-in-process	$ 26,561	$ 7,530
Finished goods	49,204	21,162
Total Inventory	136,643	67,183
Cannabis [Member]
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	38,618	23,203
Non Cannabis [Member]
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	$ 22,260	$ 15,288